Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Basic Earnings (Losses) Per Share
The basic earnings (loss) per share is measured by dividing the profit attributable to the Company’s shareholders by the weighted average number of common shares issued during the period, excluding the common shares acquired by the Company and held as treasury shares.

	12/31/2024	12/31/2023	12/31/2022
Net income (loss) for the year attributed to Controlling shareholders'	(7,074,198)	14,084,848	23,381,617
Weighted average number of shares in the year – in thousands	1,289,637	1,330,020	1,361,264
Weighted average treasury shares – in thousands	(24,836)	(32,827)	(31,043)
Weighted average number of outstanding shares – in thousands	1,264,801	1,297,193	1,330,221
Basic earnings (loss) per common share – R$	(5.59313)	10.85794	17.57724

Schedule of Diluted Earnings (Losses) Per Share
The diluted earnings (loss) per share is measured by adjusting the weighted average of outstanding common shares, assuming the conversion of all common shares with dilutive effects.

	12/31/2024	12/31/2023	12/31/2022
Net income (loss) for the year attributed to Controlling shareholders'	(7,074,198)	14,084,848	23,381,617
Weighted average number of shares during the year (except treasury shares) – in thousands	1,264,801	1,297,193	1,330,221
Average number of potential shares (stock options) - in thousands		487	317
Weighted average number of shares (diluted) – in thousands	1,264,801	1,297,680	1,330,538
Diluted earnings (loss) per common share – R$	(5.59313)	10.85387	17.57305